Gross Loans Analyzed by Performance (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 52,982.7	$ 799.7	₨ 39,324.8
Gross loans	4,992,834.4	75,363.5	3,943,449.1
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 4,939,851.7	$ 74,563.8	₨ 3,904,124.3